SUBSIDIARIES (Details 3) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [abstract]
Consideration transferred	$ 11,016
Less fair value of identifiable net assets	5,827
Goodwill	$ 5,189